Label	Element	Value
Dreyfus Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001199348_SupplementTextBlock	October 18, 2013 DREYFUS STOCK FUNDS - Dreyfus Small Cap Equity Fund Supplement to Summary and Statutory Prospectuses dated February 1, 2013 IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Small Cap Equity Fund
Strategy [Heading]	rr_StrategyHeading	The following information will supersede and replace the second sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the first, third and fourth sentences of the second paragraph in "Fund Details - Goal and Approach" in the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund currently considers small-cap companies to be those with total market capitalizations that are within the range of market capitalizations of companies included in the Russell 2500™  Index, the fund’s benchmark index.  As of September 30, 2013, the total market capitalization of the largest company in the Russell 2500™ Index was approximately $10.08 billion, and the weighted average and median market capitalizations of the index were approximately $3.46 billion and $0.96 billion respectively.  These capitalization measures vary with market changes and reconstitutions of the index.